Accounts receivable - Aging of Accounts Receivable which are Past Due but not Impaired (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Jan. 01, 2023 TWD ($)
Disclosure of financial assets [Line Items]
Current trade receivables	$ 5,010,154	$ 152,795	$ 5,326,381
Accounts receivable [member]
Disclosure of financial assets [Line Items]
Current trade receivables	5,011,644		5,328,835	$ 4,381,563
Accounts receivable [member] | Current [member]
Disclosure of financial assets [Line Items]
Current trade receivables	5,007,362		5,326,523
Accounts receivable [member] | Within 1 month [member]
Disclosure of financial assets [Line Items]
Current trade receivables	$ 4,282		2,089
Accounts receivable [member] | 1-2 months
Disclosure of financial assets [Line Items]
Current trade receivables			$ 223